UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

FORM 13F
FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    EVA Advisers LLC
Address: 120 Fifth Avenue, Suite 600
         New York, NY 10011

13F File Number:  28-13654

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signing of Person Duly Authorized to Submit this Report:

Name:    Eleanor L Thomas
Title:   Authorized Signatory and Power of Attorney
Phone:   212-514-4983
Signature, Place, and Date of Signing:

Eleanor L Thomas   New York, NY   MAY 3, 2010

Report Type (Check only one.);

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  None

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  70

Form 13F Information Table Value Total:  20655



List of Other Included Managers:

No.  13F File Number    Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

3m Co	                       COM	        88579Y101      275     3486 SH       SOLE 		      3486
AT&T Inc	               COM	        00206R102      261    10790 SH	     SOLE 		     10790
Actuate Corporation            COM	        00508B102      115    25900 SH	     SOLE 		     25900
Aftermarket technology Inc.    COM	        00211W104      168    10397 SH	     SOLE 	  	     10397
American Service Group	       COM	        02364L109      279    16228 SH	     SOLE 		     16228
Apache Corp	               COM	        00185E106      211    37013 SH	     SOLE 		     37013
Apple Computer, Inc	       COM	        037833100      873     3471 SH	     SOLE 		      3471
Arris Group Inc.	       COM	        04269Q100      420    41230 SH	     SOLE 		     41230
Avis Budget Group Inc	       COM	        053774105      100    10207 SH	     SOLE 		     10207
Bank of America Corporation    COM	        060505104      363    25241 SH	     SOLE 		     25241
Bolt Technology Corp	       COM	        097698104      181    20678 SH	     SOLE 	  	     20678
Cal Dive International Inc     COM	        12802T101      217    37104 SH	     SOLE 		     37104
Calamos Asset Management-A     COM	        12811R104      189    20347 SH	     SOLE 		     20347
Capitalsource Inc	       COM	        14055X102	85    17807 SH	     SOLE 		     17807
Central Garden and Pet Co-A    COM	        153527205      144    16006 SH	     SOLE 		     16006
Chevron Corporation	       COM	        166764100      608     8960 SH	     SOLE 		      8960
Citigroup Inc	               COM	        172967101      168    44616 SH	     SOLE 		     44616
Coca Cola	               COM	        191216100      291     5800 SH	     SOLE 	              5800
Costco Wholesale Corporation   COM	        22160K105      240     4382 SH	     SOLE 		      4382
Crawford & Company - CL B      COM	        224633107	42    13405 SH	     SOLE 		     13405
Cubic Corp		       COM	        229669106      364    10016 SH	     SOLE 		     10016
Diodes Inc		       COM	        254543101      236    14856 SH	     SOLE 		     14856
Exxon Mobil Corp	       COM	        30231G102      639    11205 SH	     SOLE 		     11205
Force Protection Inc	       COM	        345203202      172    42003 SH	     SOLE 		     42003
Freeport-McMoR Copr & Gold Inc COM		35671D857      216     3652 SH	     SOLE 		      3652
Global Crossing Ltd.	       COM	     BMG3921A1751      116    11006 SH	     SOLE 	  	     11006
Google Inc.		       COM	        38259P508      554     1245 SH	     SOLE 		      1245
Gran Tierra Energy Inc	       COM	        38500T101      130    26136 SH	     SOLE 	             26136
ITT Educational Services Inc   COM	        45068B109      423     5091 SH	     SOLE 		      5091
Integrated Device Tech Inc     COM	        458118106      169    34219 SH	     SOLE 		     34219
Intel Corporation	       COM	        458140100      479    24616 SH	     SOLE 		     24616
International Bancshares Crp   COM	        459044103      179    10745 SH	     SOLE 		     10745
IBM Corp                       COM	        459200101      555     4491 SH	     SOLE 		      4491
J Crew Group Inc	       COM	        46612H402      270     7323 SH	     SOLE 		      7323
JMP Group Inc.	               COM	        46629U107       70    11339 SH	     SOLE 		     11339
Jakks Pacific Inc	       COM	        47012E106      216    15023 SH	     SOLE 		     15023
Johnson & Johnson	       COM	        478160104      769    13023 SH	     SOLE 		     13023
Jpmorgan Chase & Co	       COM	        46625H100      601    16412 SH	     SOLE 		     16412
KB Home	                       COM	        48666K109      188    17115 SH	     SOLE 		     17115
Lubrizol Corp	               COM	        549271104      204     2544 SH	     SOLE 		      2544
Matrix Service Co	       COM	        576853105      172    18422 SH	     SOLE 		     18422
Microsoft	               COM	        594918104      760    33017 SH	     SOLE 		     33017
Montpelier RE Holdings Ltd.    COM	     BMG621851069      193    12909 SH	     SOLE 		     12909
NPS Pharmaceuticals Inc.       COM	        62936P103      135    20933 SH	     SOLE 		     20933
Nash Finch Co.                 COM	        631158102      366    10723 SH	     SOLE 		     10723
National Beverage Corp.	       COM	        635017106      228    18558 SH	     SOLE 		     18558
National Presto Inds Inc       COM	        637215104      226     2435 SH	     SOLE 		      2435
Net 1 Ueps Technologies Inc    COM	        64107N206      176    13129 SH	     SOLE 		     13129
Neustar Inc- Cl A	       COM	        64126X201      423    20508 SH	     SOLE 		     20508
Neutral Tandem Inc	       COM	        64128B108      419    37282 SH	     SOLE 		     37282
Novamed Inc	               COM	        66986W207      192    23124 SH	     SOLE 		     23124
Oshkosh Truck Corporation      COM	        688239201      284     9126 SH	     SOLE 		      9126
Pfizer Inc	               COM	        717081103      206    14468 SH	     SOLE 		     14468
Philip Morris Interntl Inc     COM	        718172109      288     6279 SH	     SOLE 	 	      6279
Plantronics Inc	               COM	        727493108      350    12249 SH	     SOLE 		     12249
Platinum Underwriters Hldgs    COM	     BMG7127P1005      223     6158 SH	     SOLE 		      6158
Retail Ventures	               COM	        76128Y102      406    51917 SH	     SOLE 		     51917
Seagate Technology	       COM	     IE00B58JVZ52      159    12188 SH	     SOLE 		     12188
Sprint Nextel Corp	       COM	        852061100	61    14432 SH	     SOLE 		     14432
Stec Inc	               COM	        784774101      166    13185 SH	     SOLE 		     13185
Stepan co	               COM	        858586100      214     3134 SH	     SOLE 		      3134
Symmetricom Inc	               COM	        871543104      159    31299 SH	     SOLE 		     31299
The Finish Line Cl A	       COM	        317923100      169    12100 SH	     SOLE 		     12100
The Toro Company	       COM	        891092108      356     7246 SH	     SOLE 		      7246
Time Warner Inc.	       COM	        887317303      253     8748 SH	     SOLE 		      8748
United Parcel Ser, Inc Class B COM	        911312106      438     7696 SH	     SOLE 		      7696
Washington Post Co Cl B	       COM	        939640108      257	627 SH	     SOLE 		       627
Wells Fargo & Co	       COM      	949746101      567    22158 SH	     SOLE 		     22158
World Wrestling Entert Inc.    COM	        98156Q108      199    12781 SH	     SOLE 		     12781
Util Select Sector SPDR Fund   COM	        81369Y886      830    29356 SH	     SOLE 		     29356


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